Other Current Assets - Schedule of Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Other Current Assets [Abstract]
Prepaid operating costs		¥ 784
Prepaid miscellaneous daily expenses		486		430
Equity investments with readily determinable fair value	[1]	32,235
Excess input value-added tax (“VAT”) credits	[2]	172
Total		¥ 33,677	$ 4,816	¥ 430

[1]	The amount as of December 31, 2025 represented the Company's holdings of equity securities in BGM Group Limited and AIFU Inc., respectively. These equity securities have readily determinable fair values and are measured at fair value with changes in fair value recognized in earnings, in accordance with ASC 321, Investments — Equity Securities. Unrealized gains and losses are reported in the unaudited condensed consolidated statements of operations and comprehensive income (loss) as "net loss from fair value change".
[2]	The excess input VAT credits represented VAT already paid or borne by the Group’s PRC entities that are qualified as general VAT taxpayers on the goods purchased which will be utilized to offset against future output VAT when calculating the VAT payable. The VAT balance is recorded either in other current liabilities or other current assets on the consolidated balance sheets.